Leases - Schedule of Accumulated of Depreciation of Right of Use Assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accumulated of Depreciation of Right of Use Assets [Line Items]
Total accumulated depreciation	$ 1,883,078	$ 1,612,996
Buildings [Member]
Schedule of Accumulated of Depreciation of Right of Use Assets [Line Items]
Total accumulated depreciation	1,869,479	1,594,867
Vehicles [Member]
Schedule of Accumulated of Depreciation of Right of Use Assets [Line Items]
Total accumulated depreciation	9,669	8,845
Lands [Member]
Schedule of Accumulated of Depreciation of Right of Use Assets [Line Items]
Total accumulated depreciation	3,930	4,488
Equipment [Member]
Schedule of Accumulated of Depreciation of Right of Use Assets [Line Items]
Total accumulated depreciation		$ 4,796